The Grafiti Holding Note - Schedule of Company’s Allowance for Credit Losses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Note Receivables Balance [Abstract]
Balance at beginning	$ 108,568
Provision	129,535		108,568
Balance at ending	$ 238,103		$ 108,568